Subsequent Events - Additional Information (Detail) - USD ($) $ in Millions	Nov. 05, 2020	Oct. 29, 2020	Oct. 16, 2020	Nov. 10, 2020	Nov. 30, 2017
Debt instrument, face amount					$ 560.0
Subsequent Event [Member] | Rook Pledged LLC
Right to sale the common units to satisfy obligation				15,227,181
Subsequent Event [Member] | Senior Notes Four Point Six Two Five Due In Two Thousand and Twenty Six [Member]
Debt instrument, face amount		$ 450.0
Debt instrument, interest rate, stated percentage		4.625%
Debt instrument, maturity date		Dec. 31, 2026
Subsequent Event [Member] | Hospitality Technology Vendor [Member]
Business acquisition, consideration transferred			$ 10.0
Subsequent Event [Member] | Infomart Two Thousand Corp[Member]
Business acquisition, consideration transferred, cash	$ 40.0
Subsequent Event [Member] | Infomart Two Thousand Corp[Member] | Class A Common Stock [Member]
Business acquisition consideration transferred, value of shares	$ 19.6